RIGHT-OF-USE ASSETS AND LEASE LIABILITIES - Lease liabilities (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lease liabilities.
Current portion	$ 81,388	$ 54,250	$ 100,850	$ 53,201
Non-current portion	68,839	46,600
Total lease liabilities	$ 150,227	$ 100,850